                            [NATIONWIDE LETTERHEAD]

May 1, 2001


VIA EDGAR


The United States Securities and
   Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549-0506


Subject:     Nationwide VLI Separate Account-4
             Nationwide Life Insurance Company
             SEC File No. 333-52615
             CIK No. 0001041357

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VLI Separate Account-4 (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the Prospectus contained in Post-Effective Amendment No. 6 to the Registration Statement for the Company and the Variable Account which became effective on May 1, 2001.

Please contact me at (614) 249-8782 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ J.R. Casto

Jamie Ruff Casto
Variable Products Securities Counsel